Reconciliation of the federal statutory income tax rate and the effective income tax rate (Details)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	0.21	0.21
Change in valuation allowance	(0.21)	(0.21)
Effective tax rate	$ 0	$ 0